OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
OPERATING LEASES
NOTE 19 –  OPERATING LEASES

The Group has entered into operating lease agreements as follows:

(1)
The Group leases its headquarter facilities in Rosh Ha-ayin, Israel, with a total of approximately 51,177 gross square meters (including parking lots). The lease term is until the end of 2024. The rental payments are linked to the Israeli CPI.

(2)
The Group also leases call centers, retail stores and service centers. The leases for each site have different lengths and specific terms. The lease agreements are for periods of two to ten years. The Group has options to extend some lease contract periods for up to twenty years (including the original lease periods). Some of the rental payments are linked to the dollar or to the Israeli CPI. Some of the extension options include an increase of the lease payment in a range of 2%-10%.

(3)
Lease agreements in respect of cell sites and switching stations throughout Israel are for periods of two to ten years. The Company has an option to extend some of the lease contract periods for up to ten years (including the original lease periods). Some of the rental payments fees are linked to the dollar or linked to the Israeli CPI. Some of the extension options include an increase of the lease payment mostly in a range of 2%-10%. During 2017 and 2018 significant portion of cell sites were assigned to PHI.

(4)	As of December 31, 2018 operating lease agreements in respect of vehicles are for periods of up to three years. The rental payments are linked to the Israeli CPI.

(5)	Non-cancelable minimum operating lease rentals (undiscounted) in respect of the Company's leases are payable including option periods which are reasonably certain are as follows:

New Israeli Shekels
December 31, 2018
In millions
2019	76
2020-2021	114
2022-2023	87
2024-2025	51
2026-2027	18
2028 and thereafter	26
372

With respect to PHI's operating expenses commitment see note 9.

(6)
The rental expenses for the years ended December 31, 2016, 2017 and 2018 were approximately NIS 213 million, NIS 178 million, and NIS 169 million, respectively. Commencing April 2016, rent expenses of cell sites of the Company, Hot Mobile and PHI are divided between the Company and Hot Mobile, through PHI, according to the OPEX-CAPEX mechanism (see also note 9).